ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Amount of revenue recognized from advances from customers and deferred revenues	$ 31,489
Unsatisfied performance obligations	$ 392,297
Revenue, remaining performance obligation, percentage	81.00%
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	next 3 years
Revenue recognized from performance obligations	$ 921
Minimum [Member]
Expected to be recognized over periods performance obligations	3 years
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	4
Maximum [Member]
Expected to be recognized over periods performance obligations	9 years
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	9